Equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Equipment
Accumulated Depreciation, Depreciation	$ 18,435
Equipment cost	44,553	$ 44,553	$ 44,553	$ 44,553
Accumulated Depreciation	44,553	44,553	44,553	$ 26,118
Net Book Value	$ 0	$ 0	$ 0